Schedule of inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Raw materials	$ 1,151	$ 1,646	$ 2,115
Total	$ 1,151	$ 1,646	$ 2,115